ISSUED CAPITAL (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of classes of share capital [line items]
Beginning of the year	$ 144,018,006	$ 146,879,214
End of the year	$ 143,910,328	$ 144,018,006	$ 146,879,214
Ordinary shares
Disclosure of classes of share capital [line items]
Balance (in shares)	533,891,470	533,891,470	533,891,470
Beginning of the year	$ 144,018,006	$ 144,177,570	$ 144,194,070
Movement during the year (in shares)	0	0	0	45,244,510
Movement during the year	$ (107,678)	$ (159,564)	$ (16,500)	$ 6,886,299
Balance (in shares)	533,891,470	533,891,470	533,891,470	533,891,470
End of the year	$ 143,910,328	$ 144,018,006	$ 144,177,570	$ 144,194,070